Income Tax Benefit/(Expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Unused tax losses
Potential tax benefit at local tax rates ,Unused tax losses	$ 48,036	$ 41,501
Other temporary differences
Potential tax benefit at local tax rates ,Other temporary differences	3,263	3,704
Other tax credits
Potential tax benefit at local tax rates ,Other tax credit	3,220	3,220
Deferred tax assets not brought to account	$ 54,519	$ 48,425